Commitments and Contingencies (Zhongdehui (SZ) Development Co., Ltd)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018
Commitments and Contingencies
10.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leased an office in Shenzhen, the PRC, under operating leases which was terminated in March 2019. Rent expense for the year ended 2018 was $71,478.

Future minimum lease payments for leases with initial or remaining non-cancelable lease terms in excess of one year are as follows:

The future minimum lease payments under non-cancellable operating leases in respect of the Company’s office are as follows:

	2018	2017
Within 1 year	$50,201	$-
After 1 year but within 5 years	-	-
	$50,201	$-

Zhongdehui (SZ) Development Co., Limited [Member]
Commitments and Contingencies
8.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leased the office in Shenzhen, the PRC, under operating leases terminated in March 2019. Rent expense for the six months ended June 30, 2017 and 2018 was $70,691and $78,888, respectively.

Future minimum lease payments for leases with initial or remaining non-cancelable lease terms in excess of one year are as follows:

The future minimum lease payments under non-cancellable operating leases in respect of the Company’s office are as follows:

	As of June 30,
	2018	2017
Within 1 year	$87,114	$145,740
After 1 year but within 5 years	-	85,032
	$87,114	$230,772